Restructuring Costs	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Restructuring Costs [Abstract]
Restructuring and Related Activities Disclosure
Restructuring Costs

The Company recorded $7 million and $27 million of restructuring costs for the quarters ended June 28, 2013 and June 29, 2012, respectively. The costs recorded during the quarter ended June 28, 2013 were in connection with actions under the Fiscal 2013 plan, and the costs recorded during the quarter ended June 29, 2012 were in connection with actions under the Fiscal 2012 plan, as described below.

Fiscal 2013 Plan

In September 2012, the Company initiated restructuring actions (the Fiscal 2013 Plan) across its business segments. The objectives of the Fiscal 2013 Plan are to (i) further increase the use of lower cost off-shore resources, and (ii) reduce headcount in order to align resources to support business needs, including the assessment of management span of control and layers.

Actions under the Fiscal 2013 Plan commenced in September 2012 and management expects that further actions will be taken during fiscal 2014, which could result in additional charges.

The composition of the restructuring liability for the Fiscal 2013 Plan as of June 28, 2013 is as follows:

(Amounts in millions)	Restructuring liability as of March 29, 2013	Costs expensed in fiscal 2014	Less: costs not affecting restructuring liability (1)	Cash paid	Other(3)	Restructuring liability as of June 28, 2013
Workforce reductions	$155	$7	$(1)	$(37)	$(1)	$123
Facilities costs	10	—	—	—	—	$10
Other(2)	11	—	—	(10)	—	1
	$176	$7	$(1)	$(47)	$(1)	$134

(1)	Charges primarily consist of pension benefit augmentations and are recorded as a pension liability.

(2)	Other direct costs associated with the restructuring program.

(3)	Foreign currency translation adjustments.

Fiscal 2012 Plan

In March 2012, the Company initiated restructuring actions (the Fiscal 2012 Plan) primarily impacting its GIS segment. The objectives of the Fiscal 2012 Plan were to (i) align the Company's workforce across various geographies with business needs, (ii) increase use of lower cost off-shore resources, and (iii) optimize utilization of facilities. Actions under the Fiscal 2012 Plan commenced in March 2012 were carried out through the third quarter of fiscal 2013, with only the payments against the liability continuing into fiscal 2014. There were no restructuring costs for the Fiscal 2012 Plan accrued during the first quarter of fiscal 2014.

The composition of the restructuring liability for the Fiscal 2012 Plan as of June 28, 2013 is as follows:

(Amounts in millions)	Restructuring liability as of March 29, 2013	Cash paid	Other(1)	Restructuring liability as of June 28, 2013
Workforce reductions	$9	$(6)	$—	$3
Facilities costs	5	—	(1)	4
Total	$14	$(6)	$(1)	$7

(1)	Foreign currency translation adjustments.

Of the total $141 million restructuring liability as of June 28, 2013, $137 million is a short-term liability and is included in accrued expenses and other current liabilities, and $4 million is included in other long-term liabilities.

The composition of restructuring expenses for the first quarter of fiscal 2014 and fiscal 2013 by segment is as follows:

	Quarter Ended
(Amounts in millions)	June 28, 2013	June 29, 2012
GBS	$9	$14
GIS	—	13
NPS	—	—
Corporate	(2)	—
Total	$7	$27

Restructuring Costs

The Company recorded restructuring costs of $264 million and $140 million for fiscal years 2013 and 2012, respectively, as described below. There were no restructuring costs for fiscal 2011.

Fiscal 2013 Plan

In September 2012, the Company initiated restructuring actions (the Fiscal 2013 Plan) across its business segments. The objectives of the Fiscal 2013 Plan are to (i) further increase the use of lower cost off-shore resources, and (ii) reduce headcount in order to align resources to support business needs, including the assessment of management span of control and layers. Actions under the Fiscal 2013 Plan commenced in September 2012 and are expected to continue through fiscal 2014.

Total restructuring costs for the Fiscal 2013 Plan recorded during fiscal 2013 were $233 million, including pension benefit augmentations of $21 million, that are owed to certain employees in accordance with legal or contractual obligations, and which will be paid out over several years as part of normal pension distributions. The total restructuring costs also included $17 million of professional fees incurred for restructuring related consultancy.

The composition of the restructuring liability for the Fiscal 2013 Plan as of March 29, 2013 is as follows:

(Amounts in millions)	Restructuring liability as of March 30, 2012	Costs expensed in fiscal 2013	Less: costs not affecting restructuring liability (1)	Cash paid	Other(3)	Restructuring liability as of March 29, 2013
Workforce reductions	$—	$206	$(22)	$(27)	$(2)	$155
Facilities costs	—	10	—	—	—	10
Other(2)	—	17	—	(6)	—	11
	$—	$233	$(22)	$(33)	$(2)	$176

(1)	Charges primarily consist of pension benefit augmentations and are recorded as a pension liability.

(2)	Other direct costs associated with the restructuring program.

(3)	Foreign currency translation adjustments.

Fiscal 2012 Plan

In March 2012, the Company initiated restructuring actions (the Fiscal 2012 plan) primarily impacting its GIS segment. The objectives of the Fiscal 2012 plan were to (i) align the Company's workforce across various geographies with business needs, (ii) increase use of lower cost off-shore resources, and (iii) optimize utilization of facilities. Actions under the Fiscal 2012 plan commenced in March 2012 and were carried out through fiscal 2013.

The restructuring costs for the Fiscal 2012 plan recorded during the year ended March 29, 2013 and March 30, 2012 were $31 million and $140 million, respectively, and were associated primarily with employee terminations. The net restructuring costs include pension benefit augmentations of $1 million and $20 million for fiscal 2013 and fiscal 2012, respectively, that were due to certain employees in accordance with legal or contractual obligations, which will paid out over several years as part of normal pension distributions.

The composition of the restructuring liability for the Fiscal 2012 plan as of March 29, 2013 is as follows:

(Amounts in millions)	Restructuring liability as of March 30, 2012	Costs expensed in fiscal 2013	Less: costs not affecting restructuring liability (1)	Cash paid	Other (2)	Restructuring liability as of March 29, 2013
Workforce reductions	$110	$31	$(1)	$(129)	$(2)	$9
Facilities costs	9	—	—	(4)	—	5
Total	$119	$31	$(1)	$(133)	$(2)	$14

(1) Charges primarily consist of pension benefit augmentations and are recorded as a pension liability.
(2) Foreign currency translation adjustments

The composition of the restructuring liability for the Fiscal 2012 plan as of March 30, 2012 is as follows:

(Amounts in millions)	Restructuring liability as of April 1, 2011	Costs expensed in fiscal 2012	Less: costs not affecting restructuring liability (1)	Cash paid	Other (2)	Restructuring liability as of March 30, 2012
Workforce reductions	$—	$131	$(20)	$—	$(1)	$110
Facilities costs	—	9	—	—	—	9
Total	$—	$140	$(20)	$—	$(1)	$119

(1) Charges primarily consist of pension benefit augmentations and are recorded as a pension liability.
(2) Foreign currency translation adjustments

The composition of restructuring costs, by segment, for fiscal 2013 and 2012 is as follows:

	Twelve Months Ended March 29, 2013
(Amounts in millions)	Fiscal 2013 Plan	Fiscal 2012 Plan	Total
GBS	$65	$22	$87
GIS	133	9	142
NPS	13	—	13
Corporate	22	—	22
Total	$233	$31	$264

Twelve Months Ended March 30, 2012
(Amounts in millions)	Fiscal 2012 Plan
GBS	$66
GIS	73
NPS	1
Corporate	—
Total	$140

Of the total $190 million restructuring liability as of March 29, 2013, $186 million is included in accrued expenses and other current liabilities and $4 million is included in other long-term liabilities. Of the total $119 million restructuring liability as of March 30, 2012, $112 million was included in accrued expenses and other current liabilities and $7 million was included in other long-term liabilities.